CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 3,048	$ 3,632
Marketable securities	3,349	3,000
Trade receivables	3,076	2,700
Restricted cash	787	597
Prepaid expenses	240	267
Deferred taxes	443	184
Other current assets	425	552
Total current assets	11,368	10,932
LONG-TERM ASSETS:
Marketable securities	1,185	3,147
Severance pay fund	136	137
Other assets	38	45
Property and equipment, net	397	439
Total long-term assets	1,756	3,768
Total assets	13,124	14,700
CURRENT LIABILITIES:
Trade payables	1,190	1,208
Accrued expenses and other liabilities	2,152	1,639
Deferred revenues	2,156	1,989
Total current liabilities	5,498	4,836
LONG-TERM LIABILITIES:
Deferred revenues	369	526
Deferred taxes	1	113
Accrued severance pay	376	354
Other long-term liabilities	87	128
Total long-term liabilities	833	1,121
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.04 par value - Authorized: 7,500,000 shares at December 31, 2014 and 2013; Issued: 5,271,372 and 5,270,930 shares at December 31, 2014 and 2013, respectively; Outstanding: 4,159,576 and 4,159,134 shares at December 31, 2014 and 2013, respectively	60	60
Additional paid-in capital	76,022	75,955
Treasury shares at cost - 1,111,796 Ordinary shares at December 31, 2014 and 2013	(17,863)	(17,863)
Accumulated other comprehensive income, net	720	2,069
Accumulated deficit	(52,146)	(51,478)
Total shareholders' equity	6,793	8,743
Total liabilities and shareholders' equity	$ 13,124	$ 14,700